CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	¥ 63,669	¥ 76,451
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥380 million at March 31, 2012 and ¥683 million at March 31, 2013	33,066	33,647
Inventories	26,349	22,121
Deferred income taxes, net	20,749	20,503
Prepaid expenses and other current assets	9,650	9,243
Total current assets	153,483	161,965
PROPERTY AND EQUIPMENT, net	62,651	62,251
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	440	429
Investment in affiliate	2,247	2,184
Identifiable intangible assets	42,225	41,283
Goodwill	21,934	21,875
Lease deposits	26,625	26,827
Deferred income taxes, net	1,875	976
Other assets	11,468	10,216
Total investments and other assets	106,814	103,790
TOTAL ASSETS	322,948	328,006
CURRENT LIABILITIES:
Short-term borrowings	4,681	2,300
Current portion of long-term debt	5,000	5,000
Current portion of capital lease and financing obligations	2,166	2,458
Trade notes and accounts payable	14,443	16,290
Accrued income taxes	4,104	10,449
Accrued expenses	19,971	19,993
Deferred revenue	5,464	5,595
Other current liabilities	3,683	5,805
Total current liabilities	59,512	67,890
LONG-TERM LIABILITIES:
Long-term debt, less current portion		5,000
Capital lease and financing obligations, less current portion	22,588	24,803
Accrued pension and severance costs	1,531	1,641
Deferred income taxes, net	4,424	4,024
Other long-term liabilities	8,894	8,928
Total long-term liabilities	37,437	44,396
TOTAL LIABILITIES	96,949	112,286
COMMITMENTS AND CONTINGENCIES (Notes 10 and 23)
EQUITY:
Common stock, no par value- Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2012 and 2013: outstanding 138,620,152 shares at March 31, 2012 and 138,618,060 shares at March 31, 2013	47,399	47,399
Additional paid-in capital	74,175	74,175
Legal reserve	284	284
Retained earnings	113,808	107,565
Accumulated other comprehensive income (loss)	1,009	(2,719)
Treasury stock, at cost- 4,879,848 shares at March 31, 2012 and 4,881,940 shares at March 31, 2013	(11,250)	(11,246)
Total KONAMI CORPORATION stockholders' equity	225,425	215,458
Noncontrolling interest	574	262
TOTAL EQUITY	225,999	215,720
TOTAL LIABILITIES AND EQUITY	¥ 322,948	¥ 328,006